Members’ Capital (Details Narrative) - USD ($) $ / shares in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2023	Mar. 31, 2023	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, units value	$ 1,994	$ 180	$ 1,994	$ 180
Preferred units issued, value		$ 1,900		$ 1,900
Restricted Stock [Member]
Class of Stock [Line Items]
Common stock, units issued		0		0
Common stock, units value		$ 386		$ 386
Restricted common stock units	$ 14	$ 0
Share-Based Payment Arrangement, Expense			$ 7	$ 0
Mark Reynolds [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, units issued					200
Class A Common Units [Member]
Class of Stock [Line Items]
Common stock, units issued						17,371
Common stock, units value						$ 1,460
Common stock, units outstanding	20,000	2,629	20,000	2,629
Series B Preferred Units [Member]
Class of Stock [Line Items]
Redemption percentage						100.00%
Preferred units redeemed						19
Preferred units redemption price						$ 1,900
Series B Preferred Units [Member] | Hoskins Group [Member]
Class of Stock [Line Items]
Preferred units issued	0	19.0	0	19.0			0.1
Preferred units, at closing							$ 10
Preferred units issued, value	$ 0	$ 1,900	$ 0	$ 1,900